NOTE 6: PROMISSORY NOTE (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Trade and other receivables [abstract]
Interest income	$ 4,977	$ 0	$ 0